LIMITED PARTNERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 16, 2023 USD ($)	Feb. 28, 2023 $ / shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 16, 2023 dollarsPerShare shares	Dec. 31, 2022 shares
Limited partners' equity
Disclosure of limited partners equity [Line Items]
Share issue related cost | $			$ 2	$ 3	$ 4	$ 6
Bought Deal Basis
Disclosure of limited partners equity [Line Items]
Proceeds from issuing shares | $	$ 500
Private Placement Offering
Disclosure of limited partners equity [Line Items]
Proceeds from issuing shares | $	650
Bought Deal And Private Placement Offering
Disclosure of limited partners equity [Line Items]
Share issue related cost | $	$ 20
Brookfield
Disclosure of limited partners equity [Line Items]
Ownership percentage			47.00%		47.00%
Brookfield | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage			26.00%		26.00%
Brookfield | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage			40.00%		40.00%
External LP unitholders
Disclosure of limited partners equity [Line Items]
Ownership percentage			53.00%		53.00%
Ordinary shares
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)			288,846,874		288,846,874			275,358,750
Percentage of units for normal course issuer bid								5.00%
Increase (decrease) in number of shares outstanding			0	0	0	0
Ordinary shares | TerraForm Power Inc
Disclosure of limited partners equity [Line Items]
Payments for shares exchanged | $			$ 1	$ 1	$ 1	$ 1
Ordinary shares | Brookfield
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)			73,897,686		73,897,686			68,749,416
GP interests | Brookfield | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage			0.01%		0.01%
GP interests | Brookfield | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage			1.00%		1.00%
LP Units
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)			313,199,460		313,199,460
Maximum number of units for normal course issuer bid								13,764,352
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares		$ 1.35
Incremental increase in distributions (in dollars per share) | $ / shares		$ 0.07
Distributions paid | $			$ 91	$ 85	$ 182	$ 174
LP Units | Brookfield Reinsurance Limited Subsidiary
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)			5,148,270		5,148,270
LP Units | Distribution reinvestment plan
Disclosure of limited partners equity [Line Items]
Units issued under distribution reinvestment plan (in units)			65,160	78,327	137,279	147,192
LP Units | Bought Deal Basis
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)							8,200,000
Value of shares issued (in dollars per share) | dollarsPerShare							dollarsPerShare 30.35
LP Units | Private Placement Offering
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)							5,148,270
Exchangeable Shares
Disclosure of limited partners equity [Line Items]
Maximum number of units for normal course issuer bid								8,610,905
Exchangeable Shares | TerraForm Power Inc
Disclosure of limited partners equity [Line Items]
Number of shares exchanged			833	4,743	2,575	8,084
Exchangeable Shares | Bought Deal Basis
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)							7,430,000
Value of shares issued (in dollars per share) | dollarsPerShare							dollarsPerShare 33.80
Redeemable Exchangeable Partnership Units And General Partnership Units
Disclosure of limited partners equity [Line Items]
Ownership percentage			25.00%		25.00%